Share-Based and Other Compensation Plans - Stock Option Activity (Parenthetical) (Detail) - Stock Options [Member] shares in Thousands	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options modified amended options	923
Weighted Average Exercise price modified original options | $ / shares	$ 3.77
2008 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options modified amended options	500
2013 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options modified amended options	400